Revenue - Schedule of Disaggregates the Group’s Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 5,098,190	$ 10,289,681	$ 12,733,339
Cross-border sales [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	1,223,973	6,476,939	10,587,053
Fully managed e-commerce operation services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	3,715,618	3,280,002
Digital marketing services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	76,907	312,180	1,527,247
Others [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 81,692	$ 220,560	$ 619,039